Schedule of Investments (unaudited)
August 31, 2021
BlackRock Technology Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.1%
Rocket Lab USA, Inc. (Acquired 08/25/21, cost $12,000,000)(a)(b)	1,200,000	$ 11,654,880
Air Freight & Logistics — 0.4%
InPost SA(a)	1,806,725	35,327,364
Airlines — 0.5%
Joby Aviation, Inc.(a)(c)	1,532,778	19,481,608
Joby Aviation, Inc. (Acquired 08/06/21, cost $24,735,240)(a)(b)	2,473,524	30,608,870
		50,090,478
Automobiles — 2.9%
Lucid Group, Inc. (Acquired 08/24/21, cost $50,795,580)(a)(b)	3,386,372	67,573,360
Tesla, Inc.(a)	274,813	202,185,420
		269,758,780
Banks — 0.6%
KakaoBank Corp.(a)	232,247	16,805,834
Klarna Holdings AB (Acquired 09/15/20, cost $11,017,172)(a)(b)(d)	25,600	36,461,173
		53,267,007
Capital Markets — 0.4%
Robinhood Markets, Inc., Class A(a)(c)	839,010	37,184,923
Chemicals — 1.2%
LG Chem Ltd.	172,838	112,622,336
Consumer Finance — 0.4%
SoFi Technologies, Inc.(a)(c)	2,466,292	34,972,021
Diversified Consumer Services — 1.0%
Chegg, Inc.(a)(c)	966,719	80,450,355
Think & Learn Private Ltd. (Acquired 09/30/20, cost $3,427,642)(a)(b)(d)	2,241	8,744,742
		89,195,097
Diversified Financial Services — 0.2%
TransferWise (Acquired 06/03/19, cost $3,861,759)(a)(b)	43,665	15,608,804
Electrical Equipment — 0.4%
Shoals Technologies Group, Inc., Class A(a)	1,093,920	35,628,974
Entertainment — 3.6%
Activision Blizzard, Inc.	902,411	74,331,594
Krafton, Inc.(a)	154,786	65,615,006
Roku, Inc.(a)	233,613	82,325,221
Sea Ltd., ADR(a)	192,712	65,198,324
Warner Music Group Corp., Class A	1,176,899	44,722,162
		332,192,307
Hotels, Restaurants & Leisure — 0.3%
Airbnb, Inc., Class A(a)	193,091	29,927,174
Interactive Media & Services — 11.4%
Alphabet, Inc., Class A(a)	88,423	255,891,741
Facebook, Inc., Class A(a)	434,596	164,877,030
Kakao Corp.	1,745,403	232,890,699
Pinterest, Inc., Class A(a)	1,251,591	69,550,912
Snap, Inc., Class A(a)	1,730,597	131,715,738
Yandex NV, Class A(a)	929,944	71,512,694
Z Holdings Corp.	9,041,700	58,791,269
ZoomInfo Technologies, Inc., Class A(a)	1,297,831	84,605,603
		1,069,835,686
Security	Shares	Value
Internet & Direct Marketing Retail — 6.0%
Amazon.com, Inc.(a)	54,253	$ 188,300,770
Delivery Hero SE(a)(e)	558,820	81,101,999
Ensogo Ltd.(a)(d)	94,425	1
Farfetch Ltd., Class A(a)(c)	1,669,915	69,902,642
Jasper Infotech Private Ltd. (Acquired 05/07/14 - 10/29/14, cost $1,414,399)(a)(b)(d)	1,900	295,944
MercadoLibre, Inc.(a)	67,448	125,955,768
THG PLC(a)	5,030,779	42,571,467
Zalando SE(a)(e)	485,373	53,815,605
		561,944,196
IT Services — 16.5%
Accenture PLC, Class A	339,186	114,156,440
Adyen NV(a)(e)	27,738	89,651,329
EPAM Systems, Inc.(a)	77,954	49,330,071
Fiserv, Inc.(a)(c)	731,149	86,122,041
Globant SA(a)(c)	304,406	98,103,966
GMO Payment Gateway, Inc.	504,700	66,216,044
Mastercard, Inc., Class A	353,085	122,248,619
MongoDB, Inc.(a)	191,670	75,102,056
Okta, Inc.(a)	303,776	80,075,354
PayPal Holdings, Inc.(a)	620,155	179,013,942
Shopify, Inc., Class A(a)	52,993	80,802,666
Snowflake, Inc., Class A(a)(c)	60,103	18,292,348
Square, Inc., Class A(a)	661,719	177,387,012
StoneCo Ltd., Class A(a)	1,028,516	47,867,135
Twilio, Inc., Class A(a)	370,261	132,168,367
Visa, Inc., Class A	556,645	127,527,369
		1,544,064,759
Machinery — 0.4%
Microvast Holdings, Inc. (Acquired 07/23/21, cost $45,000,000)(a)(b)	4,500,000	39,412,800
Multiline Retail — 1.0%
Coupang, Inc. (Acquired 03/10/21, cost $39,999,995)(a)(b)	1,142,857	34,171,424
Magazine Luiza SA	16,679,441	58,643,196
		92,814,620
Professional Services — 0.7%
Recruit Holdings Co. Ltd.	1,033,200	60,837,090
Road & Rail — 0.5%
DiDi Global, Inc.(a)(c)	1,184,253	9,734,560
DiDi Global, Inc. (Acquired 07/28/15, cost $1,080,592)(a)(b)	157,600	1,253,015
TuSimple Holdings, Inc., Class A(a)(c)	746,326	31,241,206
		42,228,781
Semiconductors & Semiconductor Equipment — 19.9%
Advanced Micro Devices, Inc.(a)(c)	1,396,939	154,669,086
Alphawave IP Group PLC(a)(c)	9,616,143	41,777,583
Analog Devices, Inc.	287,926	46,917,542
ASML Holding NV	273,827	228,368,367
Cree, Inc.(a)(c)	988,505	84,003,155
Lam Research Corp.	286,514	173,289,398
Marvell Technology, Inc.	3,541,063	216,677,645
Monolithic Power Systems, Inc.	275,116	136,163,162
NVIDIA Corp.	525,094	117,542,292
NXP Semiconductors NV	591,486	127,246,383
QUALCOMM, Inc.	444,272	65,170,260
Skyworks Solutions, Inc.	532,704	97,729,876
SOITEC(a)	424,627	101,701,223

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Technology Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
STMicroelectronics NV	2,708,579	$ 120,658,242
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,252,327	149,039,436
		1,860,953,650
Software — 21.9%
Adobe, Inc.(a)	154,588	102,600,056
Altium Ltd.	1,669,711	36,352,654
AppLovin Corp., Class A(a)(c)	995,123	70,056,659
Atlassian Corp. PLC, Class A(a)	331,479	121,672,682
Autodesk, Inc.(a)	321,064	99,558,736
Avalara, Inc.(a)(c)	351,227	63,115,492
C3.ai, Inc., Class A(a)(c)	353,010	18,194,135
Cadence Design Systems, Inc.(a)	598,895	97,907,355
Crowdstrike Holdings, Inc., Class A(a)	350,168	98,397,208
Databricks, Inc. (Acquired 07/24/20 - 09/02/20, cost $5,122,891)(a)(b)(d)	106,661	23,181,702
DocuSign, Inc.(a)	299,816	88,817,492
Elastic NV(a)(c)	434,779	69,368,989
Fair Isaac Corp.(a)	180,670	83,061,226
Intuit, Inc.	252,771	143,096,191
Microsoft Corp.	1,264,734	381,797,900
Paycom Software, Inc.(a)	161,982	79,193,000
salesforce.com, Inc.(a)	318,218	84,413,689
ServiceNow, Inc.(a)	183,515	118,117,594
Unqork, Inc. (Acquired 03/05/21, cost $4,093,769)(a)(b)(d)	149,520	4,413,830
Workday, Inc., Class A(a)	242,735	66,305,493
Xero Ltd.(a)	627,107	69,360,177
Zoom Video Communications, Inc., Class A(a)	98,821	28,608,679
Zscaler, Inc.(a)	376,120	104,689,241
		2,052,280,180
Specialty Retail — 0.8%
Carvana Co.(a)	234,077	76,791,301
Technology Hardware, Storage & Peripherals — 4.2%
Apple Inc.	2,609,846	396,252,918
Total Common Stocks — 95.3% (Cost: $4,926,014,181)		8,904,846,126
Preferred Securities
Preferred Stocks — 1.8%
Diversified Consumer Services — 0.1%
Think & Learn Private Ltd., Series F (Acquired 09/30/20, cost $6,867,746)(a)(b)(d)	2,371	9,252,023
Diversified Financial Services — 0.2%
TransferWise
Series A (Acquired 06/03/19, cost $1,569,103)(a)(b)	17,742	6,342,183
Series B (Acquired 06/03/19, cost $450,607)(a)(b)	5,095	1,821,295
Series C (Acquired 06/03/19, cost $251,969)(a)(b)	2,849	1,018,424
Series D (Acquired 06/03/19, cost $69,694)(a)(b)	788	281,684
Series E (Acquired 06/03/19, cost $7,429)(a)(b)	84	30,027
TransferWise (Seed Preferred) (Acquired 06/03/19, cost $1,327,042)(a)(b)	15,005	5,363,795
		14,857,408
Food Products — 0.1%
Farmer’s Business Network, Inc., Series F (Acquired 07/31/20, cost $6,419,592)(a)(b)(d)	194,200	12,615,232
Security	Shares	Value
Interactive Media & Services — 0.4%
Bytedance Ltd., Series E-1 (Acquired 11/11/20, cost $22,999,949)(a)(b)(d)	209,903	$ 35,288,028
Road & Rail — 0.0%
FlixMobility GmbH, Series F (Acquired 07/26/19, cost $2,492,260)(a)(b)(d)	125	2,975,406
Semiconductors & Semiconductor Equipment — 0.3%
PsiQuantum Corp., Series C (Acquired 09/09/19, cost $2,698,453)(a)(b)(d)	581,814	11,898,097
SambaNova Systems, Inc., Series C (Acquired 02/20/20, cost $9,804,574)(a)(b)(d)	184,153	18,794,655
		30,692,752
Software — 0.7%
Avidxchange, Inc. (Acquired 07/29/20, cost $3,798,430)(a)(b)(d)	77,500	5,553,650
Databricks, Inc.
Series F (Acquired 10/22/19, cost $3,700,005)(a)(b)(d)	86,150	18,723,841
Series G (Acquired 02/01/21, cost $12,500,003)(a)(b)(d)	70,475	15,317,036
GitLab, Inc., Series E (Acquired 09/10/19, cost $5,163,325)(a)(b)(d)	277,160	12,422,311
Unqork, Inc.
Series A (Acquired 03/05/21, cost $194,941)(a)(b)(d)	7,120	210,182
Series B (Acquired 03/05/21, cost $314,316)(a)(b)(d)	11,480	338,890
Series C (Acquired 09/18/20, cost $8,323,340)(a)(b)(d)	304,000	8,974,080
Series Seed (Acquired 03/05/21, cost $489,544)(a)(b)(d)	17,880	527,818
Series Seed A (Acquired 03/05/21, cost $180,704)(a)(b)(d)	6,600	194,832
		62,262,640
Total Preferred Securities — 1.8% (Cost: $89,623,026)		167,943,489
Warrants(a)
Airlines — 0.0%
Joby Aviation, Inc. (Issued/Exercisable 10/29/20, 1 Share for 1 Warrant, Expires 09/16/25, Strike Price USD 11.50)	383,194	1,017,380
Total Warrants — 0.0% (Cost: $1,043,934)		1,017,380
Total Long-Term Investments — 97.1% (Cost: $5,016,681,141)		9,073,806,995

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Technology Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities(f)(g)
Money Market Funds — 6.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	275,612,016	$ 275,612,016
SL Liquidity Series, LLC, Money Market Series, 0.13%(h)	351,779,723	351,885,257
Total Short-Term Securities — 6.7% (Cost: $627,497,273)		627,497,273
Total Investments — 103.8% (Cost: $5,644,178,414)		9,701,304,268
Liabilities in Excess of Other Assets — (3.8)%		(350,889,982)
Net Assets — 100.0%		$ 9,350,414,286
(a)	Non-income producing security.
(b)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $441,324,033, representing 4.7% of its net assets as of period end, and an original cost of $292,172,065.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 143,742,056	$ 131,869,960(a)	$ —	$ —	$ —	$ 275,612,016	275,612,016	$ 2,656	$ —
SL Liquidity Series, LLC, Money Market Series	—	351,885,257(a)	—	—	—	351,885,257	351,779,723	2,737,466(b)	—
				$ —	$ —	$ 627,497,273		$ 2,740,122	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Technology Opportunities Fund
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ —	$ 11,654,880	$ —	$ 11,654,880
Air Freight & Logistics	—	35,327,364	—	35,327,364
Airlines	19,481,608	30,608,870	—	50,090,478
Automobiles	202,185,420	67,573,360	—	269,758,780
Banks	16,805,834	—	36,461,173	53,267,007
Capital Markets	37,184,923	—	—	37,184,923
Chemicals	—	112,622,336	—	112,622,336
Consumer Finance	34,972,021	—	—	34,972,021
Diversified Consumer Services	80,450,355	—	8,744,742	89,195,097
Diversified Financial Services	—	15,608,804	—	15,608,804
Electrical Equipment	35,628,974	—	—	35,628,974
Entertainment	332,192,307	—	—	332,192,307
Hotels, Restaurants & Leisure	29,927,174	—	—	29,927,174
Interactive Media & Services	778,153,718	291,681,968	—	1,069,835,686
Internet & Direct Marketing Retail	426,730,647	134,917,604	295,945	561,944,196
IT Services	1,388,197,386	155,867,373	—	1,544,064,759
Machinery	—	39,412,800	—	39,412,800
Multiline Retail	58,643,196	34,171,424	—	92,814,620
Professional Services	—	60,837,090	—	60,837,090
Road & Rail	40,975,766	1,253,015	—	42,228,781
Semiconductors & Semiconductor Equipment	1,410,225,818	450,727,832	—	1,860,953,650
Software	1,918,971,817	105,712,831	27,595,532	2,052,280,180
Specialty Retail	76,791,301	—	—	76,791,301
Technology Hardware, Storage & Peripherals	396,252,918	—	—	396,252,918
Preferred Securities	—	14,857,408	153,086,081	167,943,489
Warrants	1,017,380	—	—	1,017,380
Short-Term Securities
Money Market Funds	275,612,016	—	—	275,612,016
	$ 7,560,400,579	$ 1,562,834,959	$ 226,183,473	9,349,419,011
Investments valued at NAV(a)				351,885,257
				$ 9,701,304,268
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Technology Opportunities Fund
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Preferred Securities	Total
Assets
Opening Balance, as of May 31, 2021	$69,278,847	$137,441,909	$206,720,756
Transfers into Level 3	—	—	—
Transfers out of Level 3	(8,189,372)	(9,765,534)	(17,954,906)
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(a)	12,007,917	25,409,706	37,417,623
Purchases	—	—	—
Sales	—	—	—
Closing Balance, as of August 31, 2021	$73,097,392	$153,086,081	$226,183,473
Net change in unrealized appreciation (depreciation) on investments still held at August 31, 2021(a)	$12,007,917	$25,409,706	$37,417,623

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at August 31, 2021, is generally due to investments no longer held or categorized as Level 3 at period end.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks(b)	$ 73,097,392	Market	Revenue Multiple	7.25x - 55.00x	31.33x
Preferred Securities(c)	153,086,081	Market	Revenue Multiple Volatility Time to Exit Liquidity Discount	2.65x - 55.00x 50% 4.0 40%	27.48x — — —
	$ 226,183,473

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)	For the period ended August 31, 2021, the valuation technique for investments classified as Common Stocks amounting to $49,619,745 changed to Current Value Method. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.
(c)	For the period ended August 31, 2021, the valuation technique for investments classified as Preferred Stocks amounting to $38,292,480 changed to Current Value Method. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt